CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

The cash and cash equivalent balance consists of:
	At December 31	At December 31
(in thousands)	2021	2020

Cash	$2,002	$12,004
Cash in MLJV and MWJV	1,275	540
Cash equivalents	60,721	12,448
	$63,998	$24,992

Cash equivalents consist of various investment savings account instruments and money market funds, all of which are short term in nature, highly liquid and readily convertible into cash.